UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 14, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	64
Form 13F Information Table Value Total: $210,675

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1640	29212	SH		SOLE			29212
Accenture Ltd		CL A		G1150G111	1669	46311	SH		SOLE			46311
Accuray Inc.		COM		004397105	1307	85880	SH		SOLE			85880
Adobe Sys Inc.		COM		00724F101	4070	95246	SH		SOLE			95246
Aflac Inc		COM		001055102	2363	37724	SH		SOLE			37724
Allied Irish Banks      ADR		019228402	770	16765	SH		SOLE			16765
Amer Intl Group Inc	COM		026874107	1202	20614	SH		SOLE			20614
Axa SA Each Repstg	ADR		054536107	3209	80820	SH		SOLE			80820
BHP Billiton LTD	ADR		088606108	3268	46662	SH		SOLE			46662
Business Objects	ADR		12328X107	837	13739	SH		SOLE			13739
Capitalsource Inc.	COM		14055X102	5671	322391	SH		SOLE			322391
China Mobile Hong K	ADR		16941M109	3395	39077	SH		SOLE			39077
Cisco Sys Inc		COM		17275R102	4540	167728	SH		SOLE			167728
Conco Phillips		COM		20825C104	4696	53186	SH		SOLE			53186
Ctrip.Com Intl Ltd	ADR		22943F100	5922	103040	SH		SOLE			103040
Ecolab Inc		COM		278865100	1471	28732	SH		SOLE			28732
Emerson Electric Co	COM		291011104	1921	33898	SH		SOLE			33898
Encana Corp		COM		292505104	5704	83937	SH		SOLE			83937
Express Scripts Inc	COM		302182100	348	4772	SH		SOLE			4772
First Horizon Natl 	COM		320517105	272	14992	SH		SOLE			14992
First Solar Inc.	COM		336433107	11453	42874	SH		SOLE			42874
Focus Media Holding	ADR		34415V109	5942	104598	SH		SOLE			104598
General Dynamics	COM		369550108	5738	64476	SH		SOLE			64476
Gilead Sciences Inc	COM		375558103	6658	144709	SH		SOLE			144709
Goldcorp Inc New	COM		380956409	7662	225805	SH		SOLE			225805
Goldman Sachs Group	COM		38141G104	5503	25590	SH		SOLE			25590
Huaneng Power		ADR		443304100	207	5001	SH		SOLE			5001
Icon Pub LTD Co		ADR		45103T107	4199	67873	SH		SOLE			67873
Illinois Tool Wks Inc	COM		452308109	1490	27830	SH		SOLE			27830
Infosys Technologie	ADR		456788108	506	11161	SH		SOLE			11161
Intuitive Surgical   	COM		46120E602	10684	33077	SH		SOLE			33077
Itt Inds Inc		COM		450911102	1798	27220	SH		SOLE			27220
JA Solar Holdings	ADR		466090107	363	15591	SH		SOLE			15591
Joy Global Inc		COM		481165108	4979	75648	SH		SOLE			75648
Kookmin BK New Spon	ADR		50049M109	3488	47570	SH		SOLE			47570
Kyocera Corp		ADR		501556203	240	2754	SH		SOLE			2754
Logitech Intl		SHS		H50430232	5468	149231	SH		SOLE			149231
Maxim Integrated Pr	COM		57772K101	4268	161177	SH		SOLE			161177
MEMC Electr Matls	COM		552715104	7222	81616	SH		SOLE			81616
Mitsubishi Ufj Finl	ADR		606822104	147	15785	SH		SOLE			15785
Morgan Stanley		COM		617446448	3268	61542	SH		SOLE			61542
NII Holdings Inc	CL B		62913F201	6853	141827	SH		SOLE			141827
Nokia Corp ADR		ADR		654902204	4463	116252	SH		SOLE			116252
Nomura Hldgs Inc Sp	ADR		65535H208	2333	139308	SH		SOLE			139308
Nutri Sys Inc New      	COM		67069D108	4258	157810	SH		SOLE			157810
Oil Sts Intl Inc        COM		678026105	1407	41239	SH		SOLE			41239
Proshares TR 		ETF		74347R206	725	7302	SH		SOLE			7302
Qualcomm Inc		COM		747525103	4660	118414	SH		SOLE			118414
Quality Sys Inc		COM		747582104	5175	169740	SH		SOLE			169740
Research in Motion	COM		760975102	6562	57866	SH		SOLE			57866
Rio Tinto Plc		ADR		767204100	672	1600	SH		SOLE			1600
Roper Industries	COM		776696106	245	3910	SH		SOLE			3910
SAP AG 			ADR		803054204	2841	55642	SH		SOLE			55642
Satyam Computer Serv	ADR		804098101	460	17200	SH		SOLE			17200
Shire Pharmaceutica	COM		82481R106	297	4306	SH		SOLE			4306
SK Telcom Co LTD AD	COM		78440P108	3918	131308	SH		SOLE			131308
Smith & Nephew Plc	ADR		83175M205	2860	49806	SH		SOLE			49806
Stryker Corp		COM		863667101	1748	23397	SH		SOLE			23397
Sysco Corp		COM		871829107	1766	56593	SH		SOLE			56593
Thornburg Mtg Inc	COM		885218107	1159	125426	SH		SOLE			125426
TNT N V			ADR		87260W101	3939	95375	SH		SOLE			95375
UBS AG 			ADR		H89231338	1181	25674	SH		SOLE			25674
Visual Sciences Inc	COM		92845H108	7261	392915	SH		SOLE			392915
Waters Corp		COM		941848103	334	4229	SH		SOLE			4229


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